12. Leases (Details - Maturities)	Mar. 31, 2021 USD ($)
Fiscal year ending March 31, 2022	$ 408,161
Fiscal year ending March 31, 2023	501,896
Fiscal year ending March 31, 2024	473,036
Fiscal year ending March 31, 2025	332,742
Fiscal year ending March 31, 2026	235,309
Present value discount	(367,523)
Lease liability	1,583,622
Kokomo Lease [Member]
Fiscal year ending March 31, 2022	89,687
Fiscal year ending March 31, 2023	94,172
Fiscal year ending March 31, 2024	98,880
Fiscal year ending March 31, 2025	101,292
Fiscal year ending March 31, 2026	50,646
Present value discount	(85,070)
Lease liability	349,609
Valparaiso Lease [Member]
Fiscal year ending March 31, 2022	134,274
Fiscal year ending March 31, 2023	134,274
Fiscal year ending March 31, 2024	100,706
Fiscal year ending March 31, 2025	0
Fiscal year ending March 31, 2026	0
Present value discount	(44,904)
Lease liability	324,350
Merrill Lease [Member]
Fiscal year ending March 31, 2022	112,200
Fiscal year ending March 31, 2023	201,450
Fiscal year ending March 31, 2024	201,450
Fiscal year ending March 31, 2025	201,450
Fiscal year ending March 31, 2026	184,663
Present value discount	(200,933)
Lease liability	700,279
Tuscaloosa Lease [Member]
Fiscal year ending March 31, 2022	72,000
Fiscal year ending March 31, 2023	72,000
Fiscal year ending March 31, 2024	72,000
Fiscal year ending March 31, 2025	30,000
Fiscal year ending March 31, 2026	0
Present value discount	(36,615)
Lease liability	$ 209,384